CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Investment activities
Net assets acquisition by business combination	$ 152,070,313		$ 6,612,409
Investment in kind in other related parties	1,163,384	$ 1,580,556	714,359
Settlement of receivables through PPE contribution			2,164,156
Acquisition of assets financed by debt			7,637,972
Acquisition of assets through issuance of capital			15,000,000
Capitalization of interest on buildings in progress	74,710
Financed sale of property, plant and equipment		1,734,281
Investment properties	3,589,749
Sale of equity investee	(133,079)
Non-monetary contributions in joint ventures and associates		3,000	2,931,699
Investing activities	156,765,077	3,317,837	35,060,595
Financing activities
Capitalization of convertible notes	12,211,638	36,244,460
Purchase of own shares	(24,025,718)
Consideration for acquisition			(2,625,335)
Acquisition of non-controlling interest in subsidiaries		255,893
Total of Financing Activities	$ (11,814,080)	$ 36,500,353	$ (2,625,335)